Offerings	Sep. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.500% Notes due 2034
Amount Registered | shares	499,502,500
Maximum Aggregate Offering Price	$ 496,740,251.18
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,050.93
Offering Note	Calculated pursuant to Rule 457(r) under the Securities Act based upon the exchange rate of $1.1753/euro1.00 as of September 19, 2025, as announced by the U.S. Federal Reserve Board.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 3.500% Notes due 2034
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended (the "Securities Act"), no separate fee is payable with respect to the guarantees being registered hereby.